PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Expenditure on Investment Properties - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Expenditure on Investment Properties [Abstract]
Acquisitions of new properties	£ 82	£ 251
Additional expenditure on existing properties	127	93
	£ 209	£ 344